Trade and Other Receivables - Disclosure of Movement in the Loss Allowance for Trade and Other Receivables (Details) - Trade and other receivables - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of changes in allowance account for credit losses of financial assets
Balance at beginning of year	R 135	R 68
Increase in loss allowance recognised during the year	64	103
Reversal of loss allowance during the year	(20)	(36)
Balance at end of year	179	135
Mining Company
Reconciliation of changes in allowance account for credit losses of financial assets
Increase in loss allowance recognised during the year	R 80	R 53